Long-Term Debt, Future Maturities of Long-Term Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019	Sep. 29, 2018
Future Maturities of Long-Term Debt [Abstract]
2021	$ 75
2022	75
2023	1,811
2024	785
2025	864
Thereafter	6,712
Total	10,322
Interest paid	$ 430	$ 330	$ 253